Leases - Summary of lessee, operating lease, liability, maturity and finance lease, liability, fiscal year maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Operating Leases
2022	$ 3,717
2023	4,734
2024	4,089
2025	3,370
2026	2,442
Thereafter	2,505
Total future lease payment	20,857
Less: amount representing interest	(2,171)
Present value of future lease payment (lease liability)	18,686
Lease liabilities, current	4,277	$ 0
Lease liabilities, noncurrent	14,409	$ 0
Finance Leases
2022	42
2023	46
2024	38
2025	4
2026	1
Thereafter	0
Total future lease payment	131
Less: amount representing interest	(7)
Present value of future lease payment (lease liability)	124
Lease liabilities, current	50
Lease liabilities, noncurrent	$ 74